Revenue From Contracts With Customers - Additional Information (Detail) € in Billions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure Of Revenue Allocated To The Relevant Business Units [Line Items]
Remaining Performance Obligations	€ 6.6	€ 4.8
Non Cancellable Remaining Performance Obligations	4.7	3.7
Cancellable Remaining Performance Obligations	€ 1.9	€ 1.1
Percentage of Revenue Obligations to be recognized from 2026 to 2028	80
Percentage of Entity's Revenue	10.00%	10.00%